FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
		Fair value measurements as of
Description	Fair Value Hierarchy	June 30, 2026	December 31, 2025

Assets:
Cash equivalents:
Money market funds	Level 1	$4,124	$4,043
U.S. Treasury	Level 2	-	$35,290
Marketable securities:
U.S. Treasury	Level 2	$39,682	$9,284